Capital Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Capital Stock [Abstract]
Capital Stock

Note 11. Capital Stock

Authorized Classes of Stock

As of September 30, 2024, the Company’s Board of Directors has authorized two classes of preferred stock. The Board has authorized 1,550,000 shares of preferred stock as Series A preferred stock, par value $0.0001 per share, of which 993,306 and 1,490,004 shares, respectively, are issued and outstanding at September 30, 2024 and December 31, 2023. The Board has also authorized 3,079,864 shares of preferred stock as Series B preferred stock, par value $0.0001 per share, none of which are issued and outstanding as of September 30, 2024 and December 31, 2023.

Series A Convertible Preferred Offering

From November 10, 2021 through November 17, 2021, the Company conducted a private placement offering (the “Private Placement”) pursuant to securities purchase agreements with 7 accredited investors (the “Series A Investors”), whereby the Series A Investors purchased from the Company an aggregate of 1,545,459 shares of the Company’s newly created Series A convertible preferred stock, par value $0.0001 per share (the “Series A Preferred Stock”) and warrants to purchase 1,545,459 shares of the Company’s common stock (the “Preferred Warrants”) for an aggregate purchase price of $8.5 million. The Private Placement was completed and closed to further investment on November 17, 2021.

The Series A Preferred Stock ranks senior to common stock with respect to the payment of dividends and liquidation rights. Each holder of Series A Preferred Stock is entitled to receive, with respect to each share of Series A Preferred Stock then outstanding and held by such holder, dividends at the rate of ten percent (10%) per annum (the “Preferred Dividends.”) The Company is obligated to pay the Preferred Dividends quarterly, in arrears, within fifteen (15) days of the end of each quarter. The Company has the option to pay the Preferred Dividends in cash or in common stock, at a price per share of common stock equal to the average of the closing sale price of the common stock for the five (5) trading days preceding the applicable dividend payment date. The Preferred Dividends are accrued monthly, but not compounded, and are recorded as interest expense, because the Preferred Dividends are mandatory and not declared at the discretion of the Board of Directors.

The number of shares of the Company’s common stock issuable upon conversion of any share of Series A Preferred Stock shall be determined by dividing (x) the Conversion Amount of such share of Series A Preferred Stock by (y) the Conversion Price. “Conversion Amount” means, with respect to each share of Series A Preferred Stock, as of the applicable date of determination, the sum of (1) the stated value thereof plus (2) any accrued dividends. “Conversion Price” means, with respect to each share of Series A Preferred Stock, as of any optional conversion date, Mandatory Conversion Date or other date of determination, $5.50, subject to adjustment for stock splits, dividends, recapitalizations and similar corporate events.

The Preferred Warrants were two-year warrants to purchase shares of the Company’s common stock at an exercise price of $7.00 per share, subject to adjustment, were exercisable at any time on or after the date that was six months following the issuance date, and provided for cashless exercise in the event the underlying shares of the Company’s common stock are not registered. As of December 31, 2023, all of the Preferred Warrants had expired unexercised.

In connection with the Purchase Agreement, the Company and the Series A Investors entered into a registration rights agreement (the “Registration Rights Agreement”) pursuant to which the Company agreed to file a registration statement to register the shares of the Company’s common stock underlying the Series A Preferred Stock and warrants within 180 days. Pursuant to the Registration Rights Agreement, the Series A Investors received certain rights, including but not limited to piggyback registration rights, providing that the holder be given notice of any proposed registration of securities by the Company, and requiring that the Company register all or any portion of the registrable securities that the holders request to be registered, in each case, subject to the terms and conditions of the Registration Rights Agreement. On April 27, 2022 the Company filed a Resale Form S-3 as required by the Registration Rights Agreement. The Resale Form S-3 went effective on June 2, 2022.

On June 13, 2022, one of the Series A Investors, Falcon Capital Partners, converted 45,455 shares of Series A Preferred Stock into 47,728 shares of the Company’s common stock.

On February 9, 2023, one of the Series A Investors, Greenfield Children, LLC, converted 10,000 shares of Series A Preferred Stock plus accrued dividends into 11,096 shares of the Company’s common stock.

On March 19, 2024, the Company entered into a Redemption and Waiver Agreement (the “Series A Redemption Agreement”) with the current holders (the “Series A Holders”) of its Series A Preferred Stock. Accordingly, $8.125 million of additional paid in capital was reclassified from shareholders’ equity to mezzanine equity (the “Mezzanine Equity”) on the Company’s condensed consolidated balance sheet as of September 30, 2024, in accordance with Accounting Series Release No. 268, Presentation in Financial Statements of “Redeemable Preferred Stocks”. The Mezzanine Equity is valued at the date of the Private Placement issuance. Pursuant to the Series A Redemption Agreement, the Company agreed to redeem all outstanding shares of the Series A Preferred Stock for an aggregate cash purchase price of $8,195,000, or $5.50 per share, at its sole discretion, in 18 monthly payments (each a “Monthly Redemption Threshold” payment), which may be accelerated at the Company’s sole discretion. In addition, the Series A Holders agreed to waive (the “Waivers”), on a month-by-month basis following each monthly payment, certain rights granted to them in (i) the Preferred Stock Certificate of Designation (the “Preferred Stock COD”), including for the accrual and payment of accrued and future dividends; and (ii) the Preferred Stock Securities Purchase Agreement (the “Preferred Stock SPA”). In the event the Company opts to not make a Monthly Redemption Threshold payment, the Waivers are forfeited and the terms revert to those detailed in the Preferred Stock COD and Preferred Stock SPA. During the three and nine months ended September 30, 2024, the Company redeemed 248,349 and 496,698 shares of Series A Preferred Stock, respectively, for approximately $1.4 million and $2.7 million, in cash paid to the Series A Holders, respectively. As of September 30, 2024 and December 31, 2023, there were 993,306 and 1,490,004 shares of Series A Preferred Stock, respectively, issued and outstanding.

At-the-Market-Facility

On October 28, 2022, the Company filed a shelf registration statement on Form S-3 under the Securities Act of 1933, as amended, which was declared effective on November 8, 2022 (the “2022 shelf”). Under the 2022 Shelf at the time of effectiveness, the Company had the ability to raise up to $100 million by selling common stock, preferred stock, debt securities, warrants and units. On December 5, 2022, the Company entered into an At-the-Market Issuance Sales Agreement (the “ATM Agreement”) with Ascendiant Capital Markets, LLC (“Ascendiant”) whereby the Company may, but is not obligated to, offer and sell, from time to time, shares of its common stock (the “ATM Facility”), and incorporated the ATM Agreement into the 2022 Shelf by amendment that was declared effective January 10, 2023. On August 17, 2023, the Company and Ascendiant entered into an amendment (the “ATM Amendment”) to the ATM Agreement, increasing the amount of common stock that the Company may offer and sell via the ATM Facility from $25 million to $50 million (the “ATM Upsize”). Following the ATM Upsize, the Company filed a prospectus supplement, dated August 18, 2023, with the Securities and Exchange Commission and became able to offer and sell shares of the Company’s common stock having an aggregate offering price of up to $27,362,717 via the ATM Facility.

The Company intends to use any net proceeds from the sale of securities under the ATM Facility for operations and for other general corporate purposes, including, but not limited to, capital expenditures, including our AZ Chips Facility, as defined in Item 2, Management’s Discussion and Analysis of Financial Condition and Results of Operations, payments under the Series A Redemption Agreement and general working capital. The Company did not sell any shares through the ATM Facility for the three months ended September 30, 2024, and for the nine months ended September 30, 2024, the Company sold 16,604,770 shares of the Company’s common stock through the ATM Facility at an average price of $0.88, from which the Company received net proceeds of $14.6 million.

Warrants

The table below summarizes the warrants outstanding at September 30, 2024 (in thousands, except exercise price data):

Issuance Date	Expiration Date	Exercise Price	Issued	Exercised	Forfeited / Canceled	Warrants Outstanding
August 18, 2020	August 18, 2025	$2.00	171	(150)	-	21
November 15, 2021	November 15, 2023	$7.00	1,545		(1,545)	-
June 16, 2022	May 9, 2027	$0.0001	6,325	-	(4,148)	2,177

In connection with a restricted stock units offering in June 2020, the Company issued warrants in August 2020 to purchase 171,000 shares of the Company’s common stock, at an exercise price of $2.00. Those warrants are exercisable for five years from the date of issuance.

In connection with the offering of Series A Preferred Stock in November 2021, the Company issued warrants to purchase 1,545,459 shares of the Company’s common stock at an exercise price of $7.00. Those warrants were exercisable for two years from the date of issuance and have now expired.

In connection with the QPhoton Merger on June 16, 2022, the Company issued 6.3 million warrants to purchase shares of the Company’s common stock at an exercise price of $0.0001. Those warrants are exercisable when and if stock options and warrants issued by the Company and outstanding as of June 15, 2022 (the “Underlying Options”) are exercised. As of September 30, 2024, none of the QPhoton Warrants linked to the outstanding Underlying Options are expected to be exercised as the exercise prices of the Underlying Options are above the closing stock price as of September 30, 2024. The 6.3 million issued warrants represent a portion of the 7.0 million warrants included in the Merger Consideration, having been received by two QPhoton shareholders. A third alleged shareholder rejected the Merger Consideration and commenced litigation, and to date that litigation has not been resolved and the 702,834 warrants have not been issued. See Part II, Item 1, Legal Proceedings, for additional information on the status of the litigation.

Accordingly, as of September 30, 2024, of the 6.3 million QPhoton Warrants issued, approximately 66% have been forfeited because the corresponding Underlying Options had expired or been forfeited. Further, as discussed in Note 2, Significant Accounting Policies – Fair Value of Financial Instruments, the QPhoton Warrants issued on June 16, 2022, are considered Level 3 liabilities for fair value measurement on the valuation hierarchy. Accordingly, the Company recognized mark-to-market gains of $13 thousand and $384 thousand during the three and nine months ended September 30, 2023, respectively, with an ending balance of $144 thousand as of September 30, 2023. As of September 30, 2024 and December 31, 2023, the QPhoton Warrants have no carrying value as a liability on the Company’s condensed consolidated balance sheet and there was no mark-to-market adjustment recognized during the nine months ended September 30, 2024.

Note 11 – Capital Stock:

Series A Convertible Preferred Offering

From November 10, 2021 through November 17, 2021, the Company conducted a private placement offering (the “Private Placement”) pursuant to securities purchase agreements with 7 accredited investors (the “Series A Investors”), whereby the Series A Investors purchased from the Company an aggregate of 1,545,459 shares of the Company’s newly created Series A convertible preferred stock, par value $0.0001 per share (the “Series A Preferred Stock”) and warrants to purchase 1,545,459 shares of the Company’s common stock (the “Preferred Warrants”) for an aggregate purchase price of $8.5 million. The Private Placement was completed and closed to further investment on November 17, 2021.

The Series A Preferred Stock ranks senior to common stock with respect to the payment of dividends and liquidation rights. Each holder of Series A Preferred Stock is entitled to receive, with respect to each share of Series A Preferred Stock then outstanding and held by such holder, dividends at the rate of 10% per annum (the “Preferred Dividends.”) The Company is obligated to pay the Preferred Dividends quarterly, in arrears, within fifteen days of the end of each quarter. The Company has the option to pay the Preferred Dividends in cash or in the Company’s common stock, at a price per share of common stock equal to the average of the closing sale price of the common stock for the five trading days preceding the applicable dividend payment date. The Preferred Dividends are accrued monthly, but not compounded, and are recorded as interest expense, because the Preferred Dividends are mandatory and not declared at the discretion of the Board of Directors.

The number of shares of the Company’s common stock issuable upon conversion of any share of Series A Preferred Stock shall be determined by dividing (x) the Conversion Amount of such share of Series A Preferred Stock by (y) the Conversion Price. “Conversion Amount” means, with respect to each share of Series A Preferred Stock, as of the applicable date of determination, the sum of (1) the stated value thereof plus (2) any accrued dividends. “Conversion Price” means, with respect to each share of Series A Preferred Stock, as of any optional conversion date, Mandatory Conversion Date or other date of determination, $5.50, subject to adjustment for stock splits, dividends, recapitalizations and similar corporate events.

The Preferred Warrants are two-year warrants to purchase shares of the Company’s common stock at an exercise price of $7.00 per share, subject to adjustment, and are exercisable at any time on or after the date that is six months following the issuance date. The Preferred Warrants provide for cashless exercise in the event the underlying shares of the Company’s common stock are not registered. As of December 31, 2023, all of the Preferred Warrants had expired unexercised.

In connection with the Purchase Agreement, the Company and the Series A Investors entered into a registration rights agreement (the “Registration Rights Agreement”) pursuant to which the Company agreed to file a registration statement to register the shares of common stock underlying the Series A Preferred Stock and warrants within 180 days. Pursuant to the Registration Rights Agreement, the Series A Investors received certain rights, including but not limited to piggyback registration rights, providing that the holder be given notice of any proposed registration of securities by the Company, and requiring that the Company register all or any portion of the registrable securities that the holders request to be registered, in each case, subject to the terms and conditions of the Registration Rights Agreement.

On April 27, 2022, the Company filed a Resale Form S-3 as required by the Registration Rights Agreement, pursuant to which the Company agreed to file a registration statement to register the shares of common stock underlying the Series A Preferred Stock and warrants within 180 days from the closing of the Private Placement. The Resale Form S-3 went effective on June 2, 2022.

On June 13, 2022, one of the Series A Investors, Falcon Capital Partners, converted 45,455 shares of Series A Preferred stock into 47,728 shares of the Company’s common stock.

On February 9, 2023, one of the Series A Investors, Greenfield Children, LLC, converted 10,000 shares of Series A Preferred stock plus accrued dividends into 11,096 shares of the Company’s common stock.

Authorized Classes of Stock

As of September 9, 2024, the Board has authorized two classes of preferred stock. The Board has authorized 1,550,000 shares of preferred stock as the Series A Preferred stock, par value $0.0001 per share, of which 1,490,004 shares are issued and outstanding. The Board has also authorized 3,079,864 shares of preferred stock as the Series B Preferred Stock, par value $0.0001 per share, none of which are issued and outstanding.

At-the-Market Facility

From January 19, 2023 through December 31, 2023, the Company sold 17,571,926 shares of common stock through its At-The-Market (ATM) facility, managed by Ascendiant Capital Markets, LLC, at an average price of $1.45. The Company received net proceeds of $24.7 million.

Warrants

The table below summarizes the warrants outstanding as of December 31, 2023 (in thousands, except exercise prices):

Issuance Date	Expiration Date	Exercise Price	Issued	Exercised	Forfeited / Canceled	Warrants Outstanding
August 18, 2020	August 18, 2025	$2.00	171	(150)	-	21
November 15, 2021	November 15, 2023	$7.00	1,545		(1,545)	-
June 16, 2022	May 9, 2027	$0.0001	6,325	-	(3,309)	3,016

In connection with a restricted stock units offering in June 2020, the Company issued warrants in August 2020 to purchase 171,000 shares of the Company’s common stock, at an exercise price of $2.00. Those warrants are exercisable for five years from the date of issuance.

In connection with the offering of Series A Preferred Stock in November 2021, the Company issued warrants to purchase 1,545,459 shares of the Company’s common stock at an exercise price of $7.00. Those warrants were exercisable for two years from the date of issuance and have now expired.

In connection with the QPhoton Merger on June 16, 2022, the Company issued warrants to purchase 6,325,503 shares of the Company’s common stock at an exercise price of $0.0001. Those warrants are exercisable when and if stock options and warrants issued and outstanding as of June 15, 2022 (the “Underlying Options”), are exercised. As of December 31, 2023, none of the QPhoton Warrants linked to the outstanding Underlying Options are expected to be exercised as the exercise prices of the Underlying Options are above the current stock price as of December 31, 2023. The total Merger Consideration consisted of 36,600,823 shares of the Company’s common stock on an as-converted basis, including the 7,028,337 QPhoton Warrants. As discussed in Note 4, Business Combinations, two QPhoton shareholders received their Merger Consideration and a third alleged shareholder rejected the Merger Consideration and commenced litigation in Delaware Chancery Court (see Note 9, Contingencies – Legal Proceedings, in this Amendment for additional information and Item 3, Legal Proceedings, in the Original Form 10-K for a full discussion), and to date that litigation has not been resolved. Accordingly, as of December 31, 2023 and 2022, we had only issued 6,325,503 of the QPhoton Warrants, of which approximately 52% have been forfeited as of December 31, 2023. Further, as discussed in Note 2, Significant Accounting Policies – Fair Value of Financial Instruments, the QPhoton Warrants issued on June 16, 2022, are considered Level 3 liabilities for fair value measurement on the valuation hierarchy. Accordingly, the Company recognized mark-to-market gains of $528 thousand and $3.4 million during the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023, the QPhoton Warrants have no carrying value as a liability on the Company’s consolidated balance sheet.